Statements of Changes in Stockholders' Equity - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Class B common stock	Additional Paid-in Capital	Accumulated deficit	Subscription note receivable, affiliates	Total
Balance at Mar. 12, 2018	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Mar. 12, 2018	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B shares issued	$ 0	$ 694		306	0	(1,000)	0
Class B shares issued (in shares)	0	6,943,125
Net loss							0
Balance at Dec. 31, 2018		$ 694		306		(1,000)
Balance (in shares) at Dec. 31, 2018		6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0		0	0	0	0
Balance at Dec. 31, 2019		$ 694		306		(1,000)
Balance (in shares) at Dec. 31, 2019	0	6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0		0	0	0	0
Balance at Mar. 31, 2020		$ 694		306		(1,000)
Balance (in shares) at Mar. 31, 2020		6,943,125
Balance at Dec. 31, 2019		$ 694		306		(1,000)
Balance (in shares) at Dec. 31, 2019	0	6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B shares issued		$ 744		326		(1,070)
Class B shares issued (in shares)		7,431,875
Excess cash received over fair value of sponsor warrants				2,800,000			2,800,000
Class A shares issued, less fair value of public warrants	$ 5,000			481,165,000			481,170,000
Class A shares issued, less fair value of public warrants (in shares)	50,000,000
Underwriters commissions and offering costs for public shares				(27,227,257)			(27,227,257)
Class A shares subject to redemption	$ (4,228)			(422,850,180)			(422,854,408)
Class A shares subject to redemption (in shares)	(42,278,793)
Shares forfeited		$ (188)		188
Shares forfeited (in shares)		(1,875,000)
Payment of affiliate note receivable						(2,070)	(2,070)
Net loss					(28,890,395)		(28,890,395)
Balance at Dec. 31, 2020	$ 772	$ 1,250	$ 5,000,010	33,888,383	(28,890,395)		5,000,010
Balance (in shares) at Dec. 31, 2020	7,721,207	12,500,000
Balance at Mar. 31, 2020		$ 694		306		(1,000)
Balance (in shares) at Mar. 31, 2020		6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0		0	0	0	0
Balance at Jun. 30, 2020		$ 694		306		(1,000)
Balance (in shares) at Jun. 30, 2020		6,943,125
Balance at Dec. 31, 2020	$ 772	$ 1,250	5,000,010	33,888,383	(28,890,395)		5,000,010
Balance (in shares) at Dec. 31, 2020	7,721,207	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A shares issued, less fair value of public warrants	$ (108)	$ 0		(10,719,891)	0	0	(10,719,999)
Class A shares issued, less fair value of public warrants (in shares)	(1,076,380)	0
Class A shares subject to redemption (in shares)	0	0
Net loss	$ 0	$ 0		0	10,719,999	0	10,719,999
Balance at Mar. 31, 2021	$ 664	$ 1,250		23,168,492	(18,170,396)		5,000,010
Balance (in shares) at Mar. 31, 2021	6,644,827	12,500,000
Balance at Dec. 31, 2020	$ 772	$ 1,250	5,000,010	33,888,383	(28,890,395)		5,000,010
Balance (in shares) at Dec. 31, 2020	7,721,207	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(20,079,161)
Balance at Jun. 30, 2021	$ 0	$ 1,250	(92,224,743)	0	(92,225,993)	0	(92,224,743)
Balance (in shares) at Jun. 30, 2021	0	12,500,000
Balance at Mar. 31, 2021	$ 664	$ 1,250		23,168,492	(18,170,396)		5,000,010
Balance (in shares) at Mar. 31, 2021	6,644,827	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A shares subject to redemption	$ (664)	$ 0		(23,168,492)	(43,256,437)	0	(66,425,593)
Class A shares subject to redemption (in shares)	(6,644,827)	0
Net loss					(30,799,160)		(30,799,160)
Balance at Jun. 30, 2021	$ 0	$ 1,250	$ (92,224,743)	$ 0	$ (92,225,993)	$ 0	$ (92,224,743)
Balance (in shares) at Jun. 30, 2021	0	12,500,000